Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Everus 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
On November 1, 2024, Everus Construction Group, Inc. (Everus or the Company) became a publicly traded company when its former parent, MDU Resources Group, Inc. (MDU Resources), distributed 100% of the outstanding common stock of Everus to MDU Resources' stockholders (the Separation) on October 31, 2024, via a tax-free spin-off transaction. In connection with the Separation, the Plan was created on September 1, 2024, and assets totaling $180.8 million were transferred into the Plan from the MDU Resources Group, Inc. 401(k) Retirement Plan (MDU Resources Plan) for participants of the Employers (defined below), including for transferred Company employees that were MDU Resources employees prior to the Separation and $3.2 million of notes receivable from participants.
In June 2025, assets totaling approximately $1,800 were transferred into the Plan from the MDU Resources Plan for one transferred Company employee who was a previous MDU Resources employee, hired by Everus prior to the Separation.
The Plan is a defined contribution plan and the Company and any of its affiliates are the Employers (the Employers). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Plan designated the portion of the Plan invested in Everus Construction Group, Inc. common stock (Everus common stock) as an Employee Stock Ownership Plan (ESOP). The fiscal year of the Plan is the calendar year.
The Board of Directors of the Company (the Board) may, at any time, amend or modify the Plan. The Board has delegated to the Employee Benefits Committee (the Committee) of the Company the authority to amend or modify the Plan; however, certain amendments identified in the Plan document are subject to approval by the Board.
Although it has not expressed any intent to do so, the Board has the right under the Plan to discontinue its contributions, at any time, and to terminate the Plan subject to the provisions of ERISA. The Board or governing entities of any Employer may, at any time, terminate participation in the Plan with respect to such Employer. In the event of a Plan termination, participants would become 100% vested in their employer contributions.
The Committee is the Plan Administrator. The Committee consists of the chief financial officer, or at least one officer, of the Company and other individuals appointed by the chief executive officer of the Company who are employed by the Company or a subsidiary of the Company. The recordkeeper of the Plan is Principal Financial Group (the Recordkeeper). The trustee of the Plan is Principal Trust Company (the Trustee).
Eligibility
Generally, employees may participate in the Plan if they are at least age 18 and actively employed by the Company.
Deferral Contributions
The Plan allows a participant to contribute, by payroll deduction, any whole percentage not to exceed 75% of the participant's eligible compensation for each pay period up to a maximum pre-tax and/or Roth deferral contribution, which was $23,500 for the 2025 Plan year. The Plan provides an automatic 6% deferral election feature and an automatic deferral escalation feature, which increases an automatically enrolled participant's deferral percentage by 1% annually until the participant's deferral percentage reaches 15%, unless the participant opts out or changes their deferral election. Additionally, the Plan allows a participant who is eligible to make deferral contributions and will have attained age 50 before the close of the Plan year to make elective catch-up deferrals. The maximum catch-up deferral was $7,500 for the 2025 Plan year.
Employer Matching Contributions
Each Employer may elect to provide matching contributions on behalf of participants employed by such Employer, equal to a percentage of such participant’s pre-tax and Roth deferral contributions up to a specified percent of the participant’s annual eligible compensation as provided under the Plan or as adopted by the Employer and approved by the Committee. All matching contributions are made in cash to the participant’s matching contribution account and invested as directed by the participant.
Profit Sharing/Retirement Contributions
The Employer, in its sole discretion and subject to the Committee's approval, may make either profit sharing or retirement contributions, or both, to the Plan on behalf of participants employed by that Employer. Participants may choose to invest profit sharing/retirement contributions allocated to their individual accounts in any or all of the available investment options. Profit sharing/retirement contributions related to the years ended December 31, 2025 and 2024 totaled approximately $5.0 million and $3.7 million, respectively. Of the total profit sharing/retirement contributions, $4.4 million and $3.1 million of contributions were received after the respective year end, but were credited to participant accounts and included in Employer contributions receivable on the statement of net assets available for benefits as of December 31, 2025 and 2024, respectively.
Rollover Contributions
The Plan accepts rollover contributions from eligible retirement plans, including pre-tax employee contributions and designated Roth accounts.
Participant Accounts
The Employers remit all authorized contributions made by the participants to the Trustee to be held in trust and invested for the respective accounts of the participants, pursuant to the terms of a trust agreement effective September 1, 2024, as amended. Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with pre-tax deferral contributions, Roth deferral contributions, employer matching contributions, profit sharing/retirement contributions, and rollover contributions, as applicable, and allocated investment earnings and losses. Participant accounts are also charged withdrawals (see Distributions and Withdrawals section below) and per-participant administrative expenses that are not paid by the Company.
Investment Options
An election is made by each participant to allocate contributions in 1% increments to any or all of the investment options available. Participants may change investments and transfer amounts between funds daily. If a participant does not specify how contributions to their account are to be invested, they will automatically be invested in the applicable age-appropriate target fund, as determined by the Committee. Contributions for Everus common stock are used by the Trustee to purchase shares of Everus Construction Group, Inc. common stock directly on the open market.
The Separation of Everus from MDU Resources was a tax-free distribution where MDU Resources' shareholders received one share of Everus common stock for every four shares of MDU Resources common stock held on October 21, 2024, the record date for the distribution. Effective October 31, 2024, Everus participants may no longer make new contributions or transfer new money to purchase MDU Resources stock in the Plan. In addition, participants had until October 31, 2025, to transfer their balance of MDU Resources common stock to another investment option in the Company's plan or take an in-kind distribution, if eligible.
Vesting
A participant’s interest in their pre-tax and Roth deferral accounts, matching contribution account, rollover account and ESOP account is at all times fully vested and nonforfeitable. A participant’s interest in a profit sharing/retirement contribution account is 100% vested after completing three years of vesting service. A year of vesting service means a plan year in which the participant is credited with at least 1,000 hours of service. Participant accounts are valued on a daily basis.
Distributions and Withdrawals
The amount credited to participant accounts shall become payable to the participant or the participant’s beneficiary/beneficiaries, as applicable, upon death, retirement, disability or other termination of employment with the Employers. The distribution of such amounts will be in accordance with the Plan, based on the method of payment elected by the participant or designated beneficiary/beneficiaries. Generally, the Plan allows for a single-sum distribution or flexible installments over a period of time, not to exceed nine years; however, certain grandfathered distribution features are maintained for certain accounts affected by prior plan mergers in the MDU Resources Plan.
Distributions with respect to investment options other than Everus common stock are in the form of cash. Distributions with respect to Everus common stock may be in the form of cash or in the form of Everus common stock. Distributions of fractional shares are in the form of cash. Any Everus common stock included in a direct transfer to an individual retirement account or other qualified plan will be electronically transferred to the individual retirement account or to the qualified plan’s custodian. As of both December 31, 2025 and 2024, there were no initial distributions requested prior to the respective year end but not paid until after the respective year end.
A participant may make in-service withdrawals (hardship or age 59.5) under certain conditions. Distributions from a participant’s rollover account may be elected at any time.
Notes Receivable from Participants
A participant may be eligible to obtain a loan from the Plan. The minimum amount a participant can borrow is $1,000 and the maximum amount available for a loan is the lesser of $50,000 or one-half of the participant’s vested account balance, subject to certain limitations. In connection with the Separation, all existing loans prior to the Separation were grandfathered into the Plan. For each Participant, no more than two loans may be approved and no more than two loans may be outstanding at any time during the plan year. Each loan shall specify a repayment period that shall not extend beyond five years. However, the five-year limit shall not apply to any loan used to acquire a principal residence of the participant, which shall be limited to 15 years. Loans must be repaid over the specified periods generally through payroll deduction and bear interest at a commercially reasonable rate in effect at the time the loan is made, as established by the Committee. As of December 31, 2025, participant loans had maturities ranging from 2026 to 2041, with interest rates ranging from 4.25% to 9.50%. As of December 31, 2024, participant loans had maturities ranging from 2025 to 2039, with interest rates ranging from 4.25% to 9.50%.
Forfeited Accounts
Forfeited non-vested accounts are used to reinstate reemployed participant accounts, reduce employer contributions to the Plan and reduce administrative expenses incurred by the Plan. Approximately $319,300 of forfeitures were used to reduce employer contributions for the year ended December 31, 2025. As of December 31, 2025 and 2024, forfeitures outstanding were approximately $52,700 and $15,800, respectively, and were included in Investments, at fair value on the statement of net assets available for benefits.